UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Nancy Marks

Address:   100 Wilshire Blvd.
           Suite 2020
           Santa Monica CA 90401


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Nancy Marks
Title:  Vice President
Phone:  310-451-8600

Signature,  Place,  and  Date  of  Signing:

/s/ Nancy Marks                    Santa Monica, CA                   2/12/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              29

Form 13F Information Table Value Total:  $      163,020
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ -----
Abbott Laboratories            COM            abt           2839    52582 SH       SOLE                 50707      0  1875
Amgen Incorporated             COM            amgn          3169    56011 SH       SOLE                 53476      0  2535
Berkshire Hathaway-A           COM            084670108     3671       37 SH       SOLE                    18      0     0
Berkshire Hathaway-B           COM            084670702    17307     5267 SH       SOLE                  5067      0   200
Bristol-Myers Squibb Co        COM            bmy           4355   172491 SH       SOLE                166406      0  6085
Central Fund of Canada         COM            cef           9543   692521 SH       SOLE                664766      0 27755
Chevron Corporation            COM            cvx           2504    32530 SH       SOLE                 30920      0  1610
ConocoPhillips                 COM            cop           2623    51370 SH       SOLE                 49460      0  1910
Disney Walt Co                 COM            dis            242     7496 SH       SOLE                  7496      0     0
Johnson & Johnson              COM            jnj           6516   101166 SH       SOLE                 97366      0  3800
Leucadia National Corp         COM            luk           6901   290069 SH       SOLE                279479      0 10590
Lilly Eli & Company            COM            lly           3817   106900 SH       SOLE                102895      0  4005
Markel Corp Holding Company    COM            mkl           3011     8856 SH       SOLE                  8498      0   358
Market Vectors Gold Miners ETF COM            gdx          19809   428667 SH       SOLE                413607      0 15060
Medtronic Inc                  COM            mdt           6090   138474 SH       SOLE                133024      0  5450
Microsoft Corp                 COM            msft          3195   104820 SH       SOLE                100745      0  4075
Newmont Mining Corp            COM            nem          16403   346721 SH       SOLE                333221      0 13500
Pan American Silver Corp       COM            paas         12129   509416 SH       SOLE                491286      0 18130
Pennsylvania Rl Est Inv Tr     COM            pei            237    28030 SH       SOLE                 27480      0   550
Pfizer Incorporated            COM            pfe          11251   618537 SH       SOLE                595977      0 22560
Plum Creek Timber Reit         COM            pcl           1021    27043 SH       SOLE                 25193      0  1850
Stryker Corp                   COM            syk           5397   107157 SH       SOLE                103217      0  3940
Unitedhealth Group Inc         COM            unh           6045   198315 SH       SOLE                191160      0  7155
Verizon Communications         COM            vz            1891    57080 SH       SOLE                 54935      0  2145
Wal-Mart Stores Inc            COM            wmt           5898   110349 SH       SOLE                107479      0  2870
Walgreen Company               COM            wag           3889   105922 SH       SOLE                101817      0  4105
Washington Reit                COM            wre           1322    47996 SH       SOLE                 46521      0  1475
Weingarten Realty Investors    COM            wri            461    23310 SH       SOLE                 22785      0   525
Zimmer Holdings Inc            COM            zmh           3366    56951 SH       SOLE                 54871      0  2080


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